Angel Oak Mortgage Trust 2019-4 ABS-15G

Exhibit 99.11

Client Name:
Client Project Name:	AOMT 2019-4
Start - End Dates:	10/2/2018 - 5/8/2019
Deal Loan Count:	551

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER109	Cash Out Amount Exceeds Guidelines	2
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	5
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	7
Credit	Terms/Guidelines	CRDTER3124	Loan documents do not meet guideline requirements	2
Credit	Terms/Guidelines	CRDTER3262	Property issues indicated	1
Credit	Terms/Guidelines	CRDTER881	Minimum square footage does not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	6
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	2
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	5
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	LTV/CLTV	CRDLTV107	LTV Exception 5% or Less	8
Credit	LTV/CLTV	CRDLTV141	LTV Exception >5% and <10%	1
Credit	LTV/CLTV	CRDLTV142	LTV Exception =>10%	1
Credit	LTV/CLTV	CRDLTV201	LTV > 90%	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	2
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	8
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	1
Credit	Title	CRDTIL100	Potential title issue	1
Credit	Income/Employment	CRDINC126	Length of employment/self-employment does not meet guidelines	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2340	Employment verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC3258	Missing Profit and Loss statement for one or more Self Employed borrowers	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	2
Credit	Assets	CRDAST3036	Assets reflect unsourced deposits	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	32
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	2
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	2
Property Valuations	Property	PRVAPROP2674	Property Issues Indicated 2	1
Property Valuations	Property	PRVAPROP277	Currently Listed for Sale	1
Property Valuations	Appraisal	PRVAAPPR2300	Missing Second Appraisal required per guidelines	3
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID4352	TRID - CD: At least one section contains formatting that does not comply with the Regulation	1
Total				108

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